FINANCIAL INSTRUMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other income and expenses	R$ (790,929)	R$ (52,290)
Exchange variation	(1,323)	(4,333)
Other comprehensive income	(672,280)	341,269
Appreciation asset position	8,526,017
Appreciation liability position	(9,462,044)
Fair value (market) Amounts receivable / (payable)	(936,027)
Settled Date 1 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		23,374
Exchange variation		(1,087)
Settled Date 2 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(75,664)
Exchange variation		(3,246)
Other comprehensive income		R$ 341,269
Settled Date 3 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(527,076)
Exchange variation	(11,844)
Settled Date 4 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(263,853)
Exchange variation	599
Appreciation asset position	1,708,582
Appreciation liability position	(1,972,329)
Fair value (market) Amounts receivable / (payable)	(263,747)
Settled Date 5 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	4,477
Other comprehensive income	(288,501)
Appreciation asset position	2,122,502
Appreciation liability position	(2,411,003)
Fair value (market) Amounts receivable / (payable)	(288,501)
Settled Date 6 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	3,370
Other comprehensive income	(189,472)
Appreciation asset position	1,314,990
Appreciation liability position	(1,504,462)
Fair value (market) Amounts receivable / (payable)	(189,472)
Settled Date 7 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	889
Other comprehensive income	(91,419)
Appreciation asset position	1,348,909
Appreciation liability position	(1,440,328)
Fair value (market) Amounts receivable / (payable)	(91,419)
Settled Date 8 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	789
Other comprehensive income	(63,825)
Appreciation asset position	964,254
Appreciation liability position	(1,028,079)
Fair value (market) Amounts receivable / (payable)	(63,825)
Settled Date 9 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	365
Other comprehensive income	(33,867)
Appreciation asset position	783,144
Appreciation liability position	(817,011)
Fair value (market) Amounts receivable / (payable)	(33,867)
Settled Date 10 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	32
Other comprehensive income	(5,196)
Appreciation asset position	283,636
Appreciation liability position	(288,832)
Fair value (market) Amounts receivable / (payable)	R$ (5,196)